Other Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other assets
26	Other assets

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Recoverable value-added tax	646,257	725,471
Prepayments	101,879	426,765
Prepaid income tax and value-added tax	697,820	271,163
Deferred expenses	29,277	16,211
Repossessed assets	30,077	10,173
Derivative financial assets	447,443	—
Others	30,536	218

	1,983,289	1,450,001
Less: Provisions for impairment	(24,548)	(5,639)

	1,958,741	1,444,362

(a)	Interest rate swap

As of December 31, 2022
(‘000)
Carrying amount	RMB222,086
Notional amount	USD1,290,000
Maturity date	18/05/2023
Pay side	Fixed
Receive side	1 month

(b)	Foreign currency swap

As of December 31, 2022
(‘000)
Carrying amount	RMB225,357
Notional amount	USD1,050,000
Maturity date	06/04/2023 - 15/05/2023
Pay side	RMB
Receive side	USD